EXPENSES BY NATURE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses By Nature [Line Items]
Costs of sales	$ 17,398	$ 19,107	$ 23,539
Obsolescence inventory impairments	164	2,035	0
Research and development expense	52,531	70,369	38,519
Direct Operating Expenses	27,107	33,190	12,804
Impairment losses IFA	0	4,992	0
Total general and administrative costs	46,016	36,974	24,085
Sales and marketing expense	$ 85,803	59,445	$ 51,604
OTL-105
Expenses By Nature [Line Items]
Direct Operating Expenses		13,100
Impairment losses IFA		$ 5,000